Accounting Policies Property Plan And Equipment - Narrative (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Detail of information about summary of significant accounting policies [Line Items]
Percentage of ownership interest previously		50.00%
Consolidated groups assets contributed by joint operations		€ 1,057,000,000	€ 1,173,000,000	€ 428,000,000
Consolidated groups profit loss contributed by joint operations		157,000,000	36,000,000	40,000,000
Consolidated groups revenue contributed by joint operations		1,581,000,000	1,401,000,000	1,242,000,000
Revenue	€ 9,147,000,000	9,147,000,000	8,514,000,000	7,551,000,000
Net depreciation charges related to provisions for replacements under IFRIC12		37,000,000	24,000,000
Impact on the classification of one of the financial debts		84,000,000
Profit attributable to the companys holdings in the concession operators and not eliminated on consolidation		(14,206,000)	(34,942,000)	(60,507,000)
Recognition of a capital gain		€ 19,000,000
Percentage holding the majority of voting rights		49.00%
Percentage of economic rights and majority of voting rights		100.00%
IFRIC 12 [Member]
Detail of information about summary of significant accounting policies [Line Items]
Borrowing costs associated with the financing of concessions to which the financial asset model			(7,000,000)	(9,000,000)
Financial income from services provided by the concession operators that apply the financial asset model [Member]
Detail of information about summary of significant accounting policies [Line Items]
Revenue		€ 9,000,000	10,000,000	10,000,000
Financial income from services provided by the concession operators that apply the financial asset model [Member] | IFRIC 12 [Member]
Detail of information about summary of significant accounting policies [Line Items]
Revenue		9,000,000	10,000,000	10,000,000
Borrowing costs associated with the financing of concessions to which the financial asset model		€ (6,000,000)
IRB Infrastructure Trust (Private InvIT) [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate		23.99%
Total stake retain by Ferrovial for associates		34.10%
FGP Topco limited [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate		19.75%
Percentage of the ferrovials stake in the asset		5.25%
Percentage of the sale of the FGP Topco		19.75%
Total stake retain by Ferrovial for associates		25.00%
FGP Topco limited [Member] | December [Member]
Detail of information about summary of significant accounting policies [Line Items]
Percentage of the ferrovials stake in the asset		19.75%
407 International Inc [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate		43.23%
JFKNTO sponsor aggregator LLC [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate		49.00%
Toll roads division [Member]
Detail of information about summary of significant accounting policies [Line Items]
Revenue	€ 1,256,000,000	€ 1,256,000,000	€ 1,085,000,000	€ 780,000,000
Recognition of a capital gain		€ 19,000,000
Percentage holding the majority of voting rights		51.00%
Toll roads division [Member] | Cintra OSARS [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate		50.00%
Toll roads division [Member] | Cintra Slovakia Ltd [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate		35.00%
Toll roads division [Member] | Cintra Toowoomba Ltd [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate		40.00%
Toll roads division [Member] | IRB Infrastructure Trust (Private InvIT) [Member]
Detail of information about summary of significant accounting policies [Line Items]
Percentage adquired by Ferrovial subsidiary of the buyers capital		23.99%
Toll roads division [Member] | 407 International Inc [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate		43.23%
Toll roads division [Member] | JFKNTO sponsor aggregator LLC [Member]
Detail of information about summary of significant accounting policies [Line Items]
Proportion of ownership interest in associate		49.00%